Income Tax Expense	12 Months Ended
Dec. 31, 2022
Income Tax Expense [Abstract]
Income Tax Expense
27	Income tax expense

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

British Virgin Islands (BVI)

Pursuant to the rules and regulations of the British Virgin Islands, the Group is not subject to any income tax in the British Virgin Islands.

Hong Kong

No provision for Hong Kong Profits Tax has been made for the subsidiary located in Hong Kong as the subsidiary has not derived any income subject to Hong Kong Profits Tax during the years.

Peoples Republic of China (PRC)

According to the PRC Corporate Income Tax (“CIT”) Law, the Group’s PRC subsidiaries are subject to PRC income tax at the statutory tax rate of 25%, unless otherwise specified.

Income tax expense, all of which relates to the PRC, consists of the following for the years ended December 31, 2020, 2021 and 2022:

	Year ended December 31
	2020	2021	2022
	RMB	RMB	RMB

Current tax expense	142,238,819	218,567,885	171,146,093
Deferred tax benefit	(94,389,779)	(190,009,905)	(133,913,450)
Total income tax expense	47,849,040	28,557,980	37,232,643

The principal components of the deferred tax assets and liabilities are as follows:

	Year ended December 31
	2021	2022
	RMB	RMB
Deferred tax assets:
Net loans principal, interest and financing service fee receivables	444,036,207	316,744,794
Debt securities	1,350,771	3,992,140
Guarantee liabilities	-	37,120,604
Net operating loss carry-forwards	15,226,575	9,116,290
Lease liabilities	3,880,255	7,145,869
Other deferred tax assets	928,979	669,876
Total deferred tax assets	465,422,787	374,789,573

Valuation allowance	(15,226,575)	(9,116,290)
Deferred tax assets, net of valuation allowance	450,196,212	365,673,283
Net deferred tax assets	21,068,094	76,904,707
Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Equity securities	(289,610)	(171,864)
Right-of-use assets	(4,049,202)	(7,444,339)
Intercompany receivables	(45,849,201)	(41,988,923)
Guarantee assets	(322,437,865)	(181,602,700)
Undistributed earnings from structured funds	(207,588,600)	(130,570,272)
Total deferred tax liabilities	(580,956,978)	(362,520,598)
Net deferred tax liabilities	(151,828,860)	(73,752,022)

Movement of valuation allowance:

	Year ended December 31
	2021	2022
	RMB	RMB

At the beginning of year	10,443,239	15,226,575
Current year additions	7,238,296	613,314
Current year reversals	(2,427,869)	(6,722,726)
Current year expiration of carryforwards	(27,091)	(873)
Net change in the valuation allowance	4,783,336	(6,110,285)
At the end of year	15,226,575	9,116,290

In assessing the recoverability of its deferred tax assets, management considers whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers reversing taxable temporary differences, carryback availability, projected future income and tax-planning strategies in making this assessment. Recovery of a substantial majority of the Group’s deferred tax assets is supported by reversing taxable temporary differences.

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes that it is more likely than not that the Group will realize the benefits of its deferred tax assets, net of valuation allowance, as of December 31, 2021 and 2022.

Valuation allowances have been provided for certain deferred tax assets due to the uncertainty surrounding their realization. As of December 31,2021 and 2022, the valuation allowance on deferred tax assets, mainly arising from operating loss carryforwards, were provided because it was more likely than not that the Group will not be able to utilize the operating loss carryforwards generated by certain unprofitable subsidiaries.

The Group operates through its subsidiaries and VIEs. Since each entity files a separate tax return, the valuation allowance is considered on an individual entity basis.

As of December 31, 2022, the Group had net operating loss carryforwards of 36,465,159 from its subsidiaries registered in the PRC, which can be carried forward to offset future taxable income. The Group had deferred tax assets related to net operating loss carryforwards of 9,116,290. Net operating losses of RMB 34,020,989 will expire in year in 2026, and in 2027, about RMB 2,444,170 will expire, if not utilized.

Management intends to indefinitely reinvest the undistributed earnings of the subsidiaries located in the PRC. The amount of the temporary difference in respect of investments in PRC subsidiaries is RMB2,560,782,025 as of December 31, 2022. Upon repatriation of the subsidiaries’ and the VIE’s earnings, in the form of dividends or otherwise, the Group would be subject to 10% PRC withholding income tax when making distribution to foreign parent companies. However, the Group was not subject to withholding income tax in 2022 because the Group did not make any distribution to foreign parent companies. The related unrecognized deferred tax liabilities were RMB256,078,202.

Income before income tax expense is as follows:

	Year ended December 31
	2020	2021	2022
	RMB	RMB	RMB

Cayman Islands	(2,847,746)	(189,507)	(477,322)
BVI	(22,126)	(247)	(20,803)
Hong Kong	3,424,910	(11,202,740)	2,773,547
PRC	162,146,528	105,157,938	170,308,632
Total	162,701,566	93,765,444	172,584,054

The reconciliation of the PRC statutory income tax rate of 25%, the income tax rate of the jurisdiction where the Group has substantially all of its operations, to the effective income tax rate is as follows:

	Year ended December 31
	2020	2021	2022
	RMB	RMB	RMB

PRC statutory income tax rate	25.00%	25.00%	25.00%
(Decrease)/increase in effective income tax rate resulting from:

Tax-free income	(8.02)%	(10.63)%	(1.36)%
Non-deductible share option expense	9.54%	5.00%	0.84%

Other non-deductible expenses	0.29%	2.56%	0.67%
Zero tax rate in foreign countries	0.44%	0.05%	0.07%
Differential and preferential tax rates	(0.49)%	3.05%	(1.82)%
Changes in valuation allowance	2.49%	5.14%	(3.54)%
Others	0.16%	0.29%	1.71%
Effective income tax rate	29.41%	30.46%	21.57%

The Group’s only major jurisdiction is China where tax returns generally remain open and subject to examination by tax authorities for tax years 1999 onwards.

The Group did not have any significant unrecognized tax benefits, and no interest and penalty expenses related to income taxes were recorded for the years ended December 31, 2020, 2021 and 2022.